Bank Loans, Current and Non-Current (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2023
Bank Loans, Current and Non-Current [Line Items]
Borrowed amount	$ 5,100	$ 7,583
Maturity date		August 2025 through April 2025.
Repayment debt	$ 500	$ 9,652
Maturity loan agreements debt			$ 1,412
Short-Term Debt [Member]
Bank Loans, Current and Non-Current [Line Items]
Interest rates	3.95%
Minimum [Member] | Short-Term Debt [Member]
Bank Loans, Current and Non-Current [Line Items]
Interest rates		3.20%
Maximum [Member] | Short-Term Debt [Member]
Bank Loans, Current and Non-Current [Line Items]
Interest rates		4.75%